United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 1999

Check here if Amendment [ X  ];  Amendment Number:  1
This Amendment (Check only one.):
[   ] is a restatement.
[ X  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Warburg Dillon Read LLC
Address: 677 Washington Boulevard
         Stamford, CT  06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Janet R. Zimmer
Title:	Executive Director
Phone:	(203) 719-8960
Signature, Place, and Date of Signing:

/s/ Janet R. Zimmer
Janet R. Zimmer
Stamford, CT
August 14, 2000

Report Type  (Check only one.):

[ X  ]   13F Holdings Report.
[    ]   13F Notice
[    ]   13F Combination Report.



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Report Summary


Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 818,042

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





MARKET

INVESTMENT
OTHER
VOTING
ISSUER
ISSUE
CUSIP
VALUE
QUANTITY
DISCRETION
MGRS
AUTHORITY







SOLE








AMERICA ONLINE INC DEL
SUB NT CONV 4%02
02364JAB0
454,240
39,512,000
SOLE
N/A
39,512,000
BJ SVCS CO
WT EXP  041300
055482111
28,074
517,500
SOLE
N/A
517,500
CHECKFREE HLDGS CORP
SUB NT CV 144A06
162816AA0
10,478
6,600,000
SOLE
N/A
6,600,000
EMC CORP
SB NT CV 3.25%02
26865YAA2
233,232
58,308,000
SOLE
N/A
58,308,000
FEDERATED DEPT STORES
WT D EX 121901
31410H127
8,815
359,800
SOLE
N/A
359,800
LSI LOGIC CORP
SB NT CV 4.25%04
502161AD4
25,439
11,225,000
SOLE
N/A
11,225,000
OMNICOM GROUP INC
SB DB CV 4.25%07
681919AE6
28,954
9,105,000
SOLE
N/A
9,105,000
QUINTILES TRANSNATIONAL
SB NT CV 4.25%00
748767AC4
9,967
10,315,000
SOLE
N/A
10,315,000
WMX TECHNOLOGIES INC
SUB NTS CV  2%05
92929QAF4
18,844
16,750,000
SOLE
N/A
16,750,000


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